Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Opening balance	$ 2,361.2
Loans advanced	3,177.7		936.3		1,111.2
Loans repaid	(2,971.3)		(975.9)		(597.9)
Closing balance	2,060.1		2,361.2
Collateralized | $1 billion syndicated revolving credit facility
Debt Instrument [Line Items]
Opening balance	666.0	[1]	220.0
Loans advanced			666.0
Loans repaid	(666.0)		(220.0)
Closing balance		[1]	$ 666.0	[1]

[1]	$1 billion syndicated revolving credit facility On June 20, 2011, Sibanye Gold, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016. The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum. On March 15, 2012, Orogen drew down $110.0 million to fund the third payment to exercise the Group's 40% option in the FSE project. On April 16, 2012, Orogen drew down $556.0 million of which $500.0 million was used to refinance the Split-tenor revolving credit facility. On April 23, 2012, Orogen repaid $220.0 million under this facility which was partially funded by drawing down $194.0 million under the $500 million syndicated revolving credit facility. On February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (g). The facility was also cancelled on February 15, 2013. The outstanding borrowings under this facility at December 31, 2013 were $nil (December 31, 2012: $666.0 million). Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO. December 31, 2013 December 31, 2012 Opening balance 666.0 220.0 Loans advanced - 666.0 Loans repaid (666.0) (220.0) Closing balance - 666.0